Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Summary of remuneration of directors and the senior management team

	2021	2020
	$	$

Salaries and employee benefits	1,989	1,418
Directors’ fees	233	99
Share-based compensation	3,182	1,594
	5,404	3,111